Premises, Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises, Equipment and Leasehold Improvement

Note 8 Premises, Equipment and Leasehold Improvements

Premises, equipment and leasehold improvements, stated at cost less accumulated depreciation and amortization, were as follows:

Table 63: Premises, Equipment and Leasehold Improvements

	December 31	December 31
In millions	2016	2015
Premises, equipment and leasehold improvements	$10,410	$10,257
Accumulated depreciation and amortization	(4,888)	(4,349)
Net book value	$5,522	$5,908

Depreciation expense on premises, equipment and leasehold improvements and amortization expense, excluding intangible assets, primarily for capitalized internally developed software was as follows:

Table 64: Depreciation and Amortization Expense

Year ended December 31
In millions	2016	2015	2014
Depreciation	$683	$643	$618
Amortization	46	40	30
Total depreciation and amortization	729	683	648

We lease certain facilities and equipment under agreements expiring at various dates through the year 2081. We account for these as operating leases. Rental expense on such leases was as follows:

Table 65: Lease Rental Expense

Year ended December 31
In millions	2016	2015	2014
Lease rental expense	$442	$460	$414

Required minimum annual rentals that we owe on noncancelable leases having initial or remaining terms in excess of one year totaled $2.5 billion at December 31, 2016. Future minimum annual rentals are as follows:

Table 66: Minimum Annual Lease Rentals

In millions
2017	$381
2018	$356
2019	$301
2020	$251
2021	$208
2022 and thereafter	$1,035